As filed with the Securities and Exchange Commission on September 26, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2019

Date of reporting period:  July 31, 2019

 Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
July 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 94.27%	Value
	Beverage and Tobacco Product Manufacturing - 4.05%
3,850	Altria Group, Inc.	$181,219
69,900	Coca-Cola Co.	3,678,837
6,200	PepsiCo, Inc.	792,422
		4,652,478
	Broadcasting (Except Internet) - 3.64%
5,399	Fox Corp. - Class A	201,491
27,791	Walt Disney Co.	3,974,391
		4,175,882
	Building Material and Garden Equipment - 0.37%
2,000	Home Depot, Inc.	427,380
	Chemical Manufacturing - 5.85%
23,900	AbbVie, Inc.	1,592,218
11,000	Gilead Sciences, Inc.	720,720
113,402	Pfizer, Inc.	4,404,534
		6,717,472
	Computer and Electronic Product Manufacturing - 8.40%
9,600	Apple, Inc.	2,045,184
24,200	Cisco Systems, Inc.	1,340,680
54,600	Intel Corp.	2,760,030
12,100	QUALCOMM, Inc.	885,236
6,800	Raytheon Co.	1,239,572
11,000	Texas Instruments, Inc.	1,375,110
		9,645,812
	Couriers and Messengers - 0.74%
7,100	United Parcel Service, Inc. - Class B	848,237
	Credit Intermediation and Related Activities - 6.64%
42,500	Bank of America Corp.	1,303,900
29,700	Bank of New York Mellon Corp.	1,393,524
13,200	Citigroup, Inc.	939,312
28,100	JPMorgan Chase & Co.	3,259,600
14,900	Wells Fargo & Co.	721,309
		7,617,645
	Electrical Equipment, Appliance, and Component Manufacturing - 1.64%
29,000	Emerson Electric Co.	1,881,520
	Food Manufacturing - 0.45%
16,000	Kraft Heinz Co.	512,160
	General Merchandise Stores - 8.47%
69,300	Target Corp.	5,987,520
33,800	Wal-Mart, Inc.	3,730,844
		9,718,364
	Health and Personal Care Stores - 3.44%
72,500	Walgreens Boots Alliance, Inc.	3,950,525
	Insurance Carriers and Related Activities - 7.01%
50,700	Allstate Corp.	5,445,180
17,400	American International Group, Inc.	974,226
16,700	MetLife, Inc.	825,314
5,500	Travelers Cos., Inc.	806,410
		8,051,130
	Merchant Wholesalers, Durable Goods - 0.84%
5,500	3M Co.	960,960
	Merchant Wholesalers, Non-Durable Goods - 1.17%
11,400	Procter & Gamble Co.	1,345,656

	Oil and Gas Extraction - 0.50%
11,200	Occidental Petroleum Corp.	575,232
	Petroleum and Coal Products Manufacturing - 9.62%
43,100	Chevron Corp.	5,306,041
13,100	ConocoPhillips	773,948
66,800	Exxon Mobil Corp.	4,967,248
		11,047,237
	Professional, Scientific, and Technical Services - 2.71%
21,000	International Business Machines Corp.	3,113,040
	Rail Transportation - 2.90%
18,500	Union Pacific Corp.	3,329,075
	Real Estate - 0.58%
4,100	Simon Property Group, Inc.	665,020
	Support Activities for Mining - 0.67%
19,100	Schlumberger, Ltd. (a)	763,427
	Telecommunications - 6.24%
97,500	AT&T, Inc.	3,319,875
69,500	Verizon Communications, Inc.	3,841,265
		7,161,140
	Transportation Equipment Manufacturing - 8.84%
4,700	Boeing Co.	1,603,546
89,900	Ford Motor Co.	856,747
13,300	General Dynamics Corp.	2,473,002
20,600	General Motors Co.	831,004
2,600	Lockheed Martin Corp.	941,642
25,800	United Technologies Corp.	3,446,880
		10,152,821
	Utilities - 9.50%
8,000	Duke Energy Corp.	693,760
64,600	Exelon Corp.	2,910,876
44,700	Kinder Morgan, Inc.	921,714
10,700	NextEra Energy, Inc.	2,216,719
74,000	Southern Co.	4,158,800
		10,901,869
	TOTAL COMMON STOCKS (Cost $95,365,195)	108,214,082

Shares	MONEY MARKET FUNDS - 5.79%	Value
5,796,827	Invesco STIT-Treasury Portfolio - Institutional Class, 2.15% (b)	5,796,827
851,147	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.21% (b)	851,147
	TOTAL MONEY MARKET FUNDS (Cost $6,647,974)	6,647,974

	Total Investments in Securities (Cost $102,013,169) - 100.06%	114,862,056
	Liabilities in Excess of Other Assets - (0.06)%	(66,965)
	TOTAL NET ASSETS - 100.00%	$114,795,091

(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of July 31, 2019.

Edgar Lomax Value Fund
Notes to Schedule of Investments
July 31, 2019 (Unaudited)

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

 Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Arts and Entertainment and Recreation	$3,974,391	$-	$-	$3,974,391
Finance and Insurance	16,333,795	-	-	16,333,795
Information	7,362,631	-	-	7,362,631
Manufacturing	50,029,156	-	-	50,029,156
Mining, Quarrying, and Oil and Gas Extraction	1,338,659	-	-	1,338,659
Retail Trade	14,096,269	-	-	14,096,269
Transportation and Warehousing	4,177,312	-	-	4,177,312
Utilities	10,901,869	-	-	10,901,869
Total Common Stocks	108,214,082	-	-	108,214,082
Money Market Fund	6,647,974	-	-	6,647,974
Total Investments in Securities	$114,862,056	$-	$-	$114,862,056

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2019, the end of the reporting period.  During the period ended July 31, 2019, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

 Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date  9/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date  9/25/2019

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial
Officer

Date  9/12/2019

* Print the name and title of each signing officer under his or her signature.